Revenue - Future minimum receipts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 7,122,591	$ 10,454,231	$ 10,506,501
Minimum | Space on towers
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Term of leases	5 years
Maximum | Space on towers
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Term of leases	20 years
Within one year
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 1,012,165	1,597,832	1,589,439
1-2 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	933,097	1,311,962	1,478,221
2-3 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	861,635	1,236,565	1,194,924
3-4 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	770,930	1,197,965	1,136,303
4-5 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	722,373	1,129,060	1,098,901
After 5 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 2,822,391	$ 3,980,847	$ 4,008,713